NONCONTROLLING INTEREST (Details Narrative) - USD ($)		12 Months Ended
	Sep. 13, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Aug. 19, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accumulative noncontrolling interest		$ 784,777	$ 784,777	$ 784,777
Noncontrolling interest loss			1,217,911
Noncontrolling interest			$ 529,672
Brian Conway [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest percentage					51.00%
PJN Strategies [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling interest percentage	49.00%				49.00%
Number of share returned	490,000